Organization and Description of Business (Details)		1 Months Ended			2 Months Ended	9 Months Ended		12 Months Ended
	Jul. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from reverse recapitalization transaction, gross	$ 268,300,000
Cash proceeds from reverse capitalization transaction	$ 128,300,000
Sale of stock, price per share (in dollars per share) | $ / shares		$ 10.00
Private investment in public entity		$ 50,000,000
Recapitalization exchange ratio	1.0379							1.0379
Recapitalization adjusted exchange ratio	1.2006
Redeemable convertible preferred stock, authorized (in shares) | shares	87,611,000							87,611,000	87,611,000
Common stock, shares authorized (in shares) | shares					990,000,000	990,000,000		144,250,000	144,250,000
Percent of positions eliminated (in percentage)			50.00%
Proceeds from borrowing on credit facilities						$ 0	$ 64,282,000	$ 64,563,000	$ 0	$ 0
Loan received from Small Business Administration's Paycheck Protection Program			$ 8,100,000
Debt outstanding					$ 0	0		38,124,000
Proceeds from the merger	$ 235,600,000
Transaction costs					(32,700,000)
Accumulated deficit					$ 354,210,000	$ 354,210,000		$ 256,277,000	$ 198,792,000
Issuance of Class B common stock to Sponsor (in shares) | shares		5,000,000
Legacy Rover
Debt Instrument [Line Items]
Common stock, shares authorized (in shares) | shares	144,250,000
Private Placement
Debt Instrument [Line Items]
Number of shares purchased by investors (in shares) | shares	5,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 50,000,000
Private investment in public entity	$ 50,000,000
Sale of stock, adjusted price per share (in dollars per share) | $ / shares	$ 10.379
Issuance of Class B common stock to Sponsor (in shares) | shares	5,000,000
Sponsor Backstop Subscription Agreement
Debt Instrument [Line Items]
Issuance of Class B common stock to Sponsor (in shares) | shares	8,000,000
Sponsor Backstop Subscription Agreement | True Wind Capital II, L.P. And True Wind Capital II-A, L.P.
Debt Instrument [Line Items]
Number of shares purchased by investors (in shares) | shares	9,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Private investment in public entity	$ 90,000,000
Variable Rate Revolving Line Of Credit | Line of Credit
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities				$ 11,400,000
Variable Rate Growth Capital Advance Components | Line of Credit
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities				15,000,000
Subordinated Credit Facility | Line of Credit
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities				$ 30,000,000